Above / below market acquired time charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Total	$ 48,605	$ 34,579
Total	(14,643)	0
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2022	16,285
2023	15,407
2024	11,301
2025	3,935
2026	1,677
Total	48,605	34,579	$ 46,275
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2022	(4,275)
2023	(4,275)
2024	(4,287)
2025	(1,806)
2026	0
Total	$ (14,643)	$ 0	$ 0